Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation of Financial Statement Items (Details)	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024
China, Yuan Renminbi [Member] | Balance sheet items, except for equity accounts [Member]
Balance sheet items, except for equity accounts
Exchange rates	7.2706	7.1178
China, Yuan Renminbi [Member] | Income statement and cash flows items [Member]
Balance sheet items, except for equity accounts
Exchange rates	7.2681		7.1949
United States of America, Dollars [Member] | Balance sheet items, except for equity accounts [Member]
Balance sheet items, except for equity accounts
Exchange rates	1	1
United States of America, Dollars [Member] | Income statement and cash flows items [Member]
Balance sheet items, except for equity accounts
Exchange rates	1		1